Expense Example - FidelitySAIUSLargeCapIndexFund-PRO - FidelitySAIUSLargeCapIndexFund-PRO - Fidelity SAI U.S. Large Cap Index Fund - Fidelity SAI U.S. Large Cap Index Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 2
3 years	6
5 years	11
10 years	$ 26